Earnings per Share - Summary of Diluted Earnings per Share (Details) ₩ / shares in Units, $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025 KRW (₩) ₩ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 KRW (₩) ₩ / shares shares	Dec. 31, 2023 KRW (₩) ₩ / shares shares
Earnings per share [abstract]
Explanation of adjustments between denominators used to calculate basic and diluted earnings per share	A calculation is done to determine the number of shares that could have been acquired at fair value (determined as the average market share price for the year) based on the monetary value of stock grants. The number of shares calculated above is compared with the number of shares that would have been issued assuming the settlement of stock grants.	A calculation is done to determine the number of shares that could have been acquired at fair value (determined as the average market share price for the year) based on the monetary value of stock grants. The number of shares calculated above is compared with the number of shares that would have been issued assuming the settlement of stock grants.
Profit loss attributable to ordinary equity holders of parent entity including dilutive effects [abstract]
Profit (loss), attributable to owners of parent	₩ 5,833,161,872,989	$ 4,038,048	₩ 5,078,220,543,511	₩ 4,594,834,837,385
Deduction: Dividends on hybrid securities | ₩	(202,391,550,000)		(199,798,800,000)	(184,915,050,000)
Profit attributable to ordinary equity holders of the Parent Company | ₩	5,630,770,322,989		4,878,421,743,511	4,409,919,787,385
Adjustments: Interest expense on exchangeable bonds | ₩	0		306,631,690	2,451,851,049
Adjusted profit for diluted earnings per share | ₩	₩ 5,630,770,322,989		₩ 4,878,728,375,201	₩ 4,412,371,638,434
Weighted average ordinary shares and adjusted weighted average ordinary shares [abstract]
Weighted average number of ordinary shares outstanding | shares	365,388,868	365,388,868	378,765,026	384,029,392
Stock grants | shares	3,583,701	3,583,701	4,001,803	4,300,774
Exchangeable bonds | shares	0	0	601,093	5,000,000
Adjusted weighted average number of ordinary shares outstanding for diluted earnings per share | shares	368,972,569	368,972,569	383,367,922	393,330,166
Basic and diluted earnings per share [Abstract]
Adjusted profit for diluted earnings per share | ₩	₩ 5,630,770,322,989		₩ 4,878,728,375,201	₩ 4,412,371,638,434
Adjusted weighted average number of ordinary shares outstanding for diluted earnings per share | shares	368,972,569	368,972,569	383,367,922	393,330,166
Diluted earnings per share | (per share)	₩ 15,261	$ 10.56	₩ 12,726	₩ 11,218